Geographic Informaiton	12 Months Ended
Dec. 31, 2023
Geographical Areas [Abstract]
Geographic Informaiton
Note 5 - Geographic information
Polestar Group determined it has one reportable segment as the chief operating decision maker (“CODM”) assesses financial information and the performance of the business on a consolidated basis. The Group manages its business as a single operating segment, which is the business of commercializing and selling battery electric vehicles and related technologies. All substantial decisions regarding allocation of resources as well as the assessment of performance is based on the Group as a whole.
Polestar Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM to allocate resources and assess performance as the source for determining the Group’s reportable segments. Polestar Group’s CODM has been identified as the Chief Executive Officer (“CEO”) as he assesses the performance of the Group and has the function and sole ability to make overall decisions related to the allocation of the Group’s resources. Polestar Group allocates resources and assesses financial performance on a consolidated basis.
The following tables show the breakdown of Polestar Group’s Revenue from external customers and non-current assets (PPE, Vehicles under operating leases, and Intangibles and goodwill) by geographical location where the Polestar company recognizing the Revenue is located:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Revenue
United Kingdom	529,372	338,042	207,031
USA	393,614	515,711	250,853
Sweden	276,910	362,125	199,697
Germany	242,629	287,010	117,642
Canada	129,209	84,220	17,335
Belgium	111,829	88,823	53,411
Australia	103,288	64,547	—
Netherlands	98,405	111,316	132,547
Denmark	95,292	67,555	38,227
Norway	92,688	231,310	231,640
Korea	59,912	118,108	—
Finland	45,567	42,236	10,056
Switzerland	42,611	37,855	41,131
Italy	36,580	1,067	—
Austria	33,898	27,604	5,465
China	25,863	39,253	39,668

Other regions[1]	60,895	27,323	1,644
Total	$2,378,562	$2,444,105	$1,346,347
1 - Revenue: Other regions primarily consist of Spain,Ireland and Portugal in 2023. Other regions primarily consist of Singapore in 2022 and 2021.

	As of December 31,
	2023	2022
		(Restated)
Non-current assets[2]
Sweden	1,239,023	1,148,209
China	448,361	507,358
United Kingdom	32,342	35,334
Germany	27,058	31,005
USA	5,017	16,247
Other regions[3]	45,726	29,269
Total	$1,797,527	$1,767,422
2 - Non-current assets: excludes financial assets, Deferred tax assets, Other non-current assets, and Other investments.
3 - Other regions primarily consist of Switzerland, Belgium, Australia and Spain in 2023 and Canada and Netherlands in 2022.